Consolidated Statement of Operations	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Revenue	$ 1,932,128	$ 156,066
Unrealized gain on changes in fair value of biological assets (note 6)	(541,352)	(985,515)
Cost of goods sold (note 7)	2,886,973	151,663
Cost of goods sold (recovery to cost of sales), net of the unrealized gain on changes in fair value of biological assets	2,345,621	(833,852)
Gross profit (loss)	(413,493)	989,918
Expenses
General and administrative (note 22)	2,707,886	1,049,655
Amortization of intangible assets (note 9)	18,762
Amortization of property and equipment (note 8)	460,046	45,926
Accretion expense (note 12)	317,827	33,191
Unit based compensation (note 16(iii))	1,049,595
Total Expenses	4,554,116	1,128,772
Loss from operations	(4,967,609)	(138,854)
Interest expense	(965,285)	(163,543)
Finance charge expense (note 16)	(1,510,489)
Loss on derecognition of derivative liability	(57,500)
Loss on disposal of property and equipment	(9,103)
Net loss	$ (7,509,986)	$ (302,397)